Document And Entity Information	3 Months Ended
Mar. 31, 2013
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar. 31, 2013
Entity Registrant Name	PETROSONIC ENERGY, INC.
Entity Central Index Key	0001451654
Entity Filer Category	Smaller Reporting Company